Biological assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Level 1 [Member] | Agricultural Business [Member] | Sown Land-crops [Member]
Statement [Line Items]
As of beginning of period	$ 21,648	$ 46,076
Non-current (Production)	0	0	$ 0
Current (Consumable)	8,922	21,648	46,076
Transfers	(3,205)	(3,486)
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	0	0
Costs for the year	2,362	21,748
Foreign exchange gain / (loss)		(42,690)
Currency translation adjustment	(11,883)
As of end of period	8,922	21,648	46,076
Level 1 [Member] | Others [Member] | Agricultural Business [Member]
Statement [Line Items]
As of beginning of period	546	594
Non-current (Production)	609	541	590
Current (Consumable)	5	5	4
Transfers	0	0
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	(368)	(129)
Costs for the year	436	81
Foreign exchange gain / (loss)		0
Currency translation adjustment	0
As of end of period	614	546	594
Level 2 of fair value [Member] | Agricultural Business [Member] | Other Cattle [Member]
Statement [Line Items]
As of beginning of period	400	870
Non-current (Production)	737	304	761
Current (Consumable)	114	96	109
Transfers	0	0
Purchases	35	10
Initial recognition and changes in the fair value of biological assets	441	(427)
Decrease due to harvest	0	0
Sales	(23)	(50)
Consumptions	(2)	(3)
Costs for the year	0	0
Foreign exchange gain / (loss)		0
Currency translation adjustment	0
As of end of period	851	400	870
Level 3 [Member] | Agricultural Business [Member] | Sown Land-crops [Member]
Statement [Line Items]
As of beginning of period	19,230	8,987
Non-current (Production)	0	0	0
Current (Consumable)	41,287	19,230	8,987
Transfers	3,205	3,486
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	3,443	12,857
Decrease due to harvest	(200,126)	(236,452)
Sales	0	0
Consumptions	0	0
Costs for the year	215,887	235,623
Foreign exchange gain / (loss)		(5,271)
Currency translation adjustment	(352)
As of end of period	41,287	19,230	8,987
Level 3 [Member] | Agricultural Business [Member] | Sugarcane Fields [Member]
Statement [Line Items]
As of beginning of period	26,926	32,457
Non-current (Production)	0	0	0
Current (Consumable)	27,553	26,926	32,457
Transfers	0	0
Purchases	0	0
Initial recognition and changes in the fair value of biological assets	8,724	4,432
Decrease due to harvest	(73,417)	(69,427)
Sales	0	0
Consumptions	0	0
Costs for the year	66,361	65,099
Foreign exchange gain / (loss)		(5,635)
Currency translation adjustment	(1,041)
As of end of period	27,553	26,926	32,457
Agricultural Business 1 [Member] | Level 1 [Member]
Statement [Line Items]
As of beginning of period	120,334	145,031
Non-current (Production)	43,553	39,073	48,198
Current (Consumable)	105,682	81,261	96,833
Transfers	0	0
Purchases	20,954	10,358
Initial recognition and changes in the fair value of biological assets	19,549	8,137
Decrease due to harvest	(273,543)	(305,879)
Sales	(37,399)	(28,447)
Consumptions	(489)	(257)
Costs for the year	313,962	346,757
Foreign exchange gain / (loss)		(55,366)
Currency translation adjustment	(14,133)
As of end of period	149,235	120,334	145,031
Agricultural Business 1 [Member] | Level 2 of fair value [Member] | Breeding Cattle And Cattle For Sale [Member]
Statement [Line Items]
As of beginning of period	51,584	56,047
Non-current (Production)	42,207	38,228	46,847
Current (Consumable)	27,801	13,356	9,200
Transfers	0	0
Purchases	20,919	10,348
Initial recognition and changes in the fair value of biological assets	6,941	(8,725)
Decrease due to harvest	0	0
Sales	(37,376)	(28,397)
Consumptions	(119)	(125)
Costs for the year	28,916	24,206
Foreign exchange gain / (loss)		(1,770)
Currency translation adjustment	(857)
As of end of period	$ 70,008	$ 51,584	$ 56,047